Customer deposits	12 Months Ended
Dec. 31, 2017
Customer deposits
Customer deposits

20. Customer deposits

The breakdown by classification, type and currency of the balance of Customer deposits is as follows:

	12/31/2016	12/31/2017

Classification:
Other financial liabilities at fair value through profit or loss	83,891	81,790
Financial liabilities at amortized cost	572,005	608,776
	655,896	690,566
Type:
Repurchase agreements	83,891	81,790
Demand deposits:
Current accounts	403,323	422,028
Savings accounts	—	—
Other deposits	27,696	26,230
Of which:
Collateral received for OTC derivatives transactions (Note 32)	14,347	13,867
Others	13,349	12,363
Time deposits:
Fixed-term deposits	140,408	159,464
Accrued interest	578	1,054
	655,896	690,566
Currency:
Peso	539,190	584,637
USD	116,706	105,929
Other currencies	—	—
	655,896	690,566

As of December 31, 2016, customer deposits of 109 million pesos have been received in connection with derivatives transactions traded in organized markets (see Note 32).

As of December 31, 2016 and 2017, customer deposits of 14,347 million pesos and 13,867 million pesos, respectively, have been received in connection with OTC derivatives transactions (see Note 32).

Note 44.a. includes a breakdown of the remaining maturity periods of Customer deposits. In addition, Note 44.d. contains the fair value amounts of these liabilities classified as Customer deposits – Financial liabilities at amortized cost.